Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning balance	£ 940	£ 940	£ 921	£ 1,108
Adoption of IFRS 9 (see Note 1)	211	211
Re-allocation of ECL on off-balance sheet exposures		(50)
Balance at 1 January 2018		1,101
(Release)/charge to the income statement (see Note 8)		189	257	132
Write-offs and other items		(539)	(238)	(319)
Ending balance		751	940	921
Observed			609	503
Incurred but not yet observed			331	418
Recoveries, net of collection costs (see Note 8)		42	54	65
Advances secured on residential property [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning balance	225	225	279	424
Adoption of IFRS 9 (see Note 1)		47
Re-allocation of ECL on off-balance sheet exposures		(3)
Balance at 1 January 2018		269
(Release)/charge to the income statement (see Note 8)		(18)	(37)	(116)
Write-offs and other items		(17)	(17)	(29)
Ending balance		234	225	279
Observed			105	130
Incurred but not yet observed			120	149
Recoveries, net of collection costs (see Note 8)		2	3	4
Corporate loans [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning balance	490	490	382	395
Adoption of IFRS 9 (see Note 1)		99
Re-allocation of ECL on off-balance sheet exposures		(25)
Balance at 1 January 2018		564
(Release)/charge to the income statement (see Note 8)		17	172	59
Write-offs and other items		(355)	(64)	(72)
Ending balance		226	490	382
Observed			433	287
Incurred but not yet observed			57	95
Recoveries, net of collection costs (see Note 8)		1	1	3
Finance leases [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning balance	46	46	45	20
Adoption of IFRS 9 (see Note 1)		11
Balance at 1 January 2018		57
(Release)/charge to the income statement (see Note 8)		51	20	47
Write-offs and other items		(23)	(19)	(22)
Ending balance		85	46	45
Observed			12	13
Incurred but not yet observed			34	32
Recoveries, net of collection costs (see Note 8)		6	6	2
Other unsecured advances [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning balance	£ 179	179	215	269
Adoption of IFRS 9 (see Note 1)		54
Re-allocation of ECL on off-balance sheet exposures		(22)
Balance at 1 January 2018		211
(Release)/charge to the income statement (see Note 8)		139	102	142
Write-offs and other items		(144)	(138)	(196)
Ending balance		206	179	215
Observed			59	73
Incurred but not yet observed			120	142
Recoveries, net of collection costs (see Note 8)		£ 33	£ 44	£ 56